December 21, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 87 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purposes of making changes to the investment strategies and investment risks of the Aberdeen Tax-Free Income Fund and Aberdeen High Yield Managed Duration Municipal Fund and to add share a new share class to the Aberdeen Ultra Short Municipal Income Fund. On or around February 28, 2019, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring each existing series’ financial statements and other information up to date.

Any questions or comments on the Amendment should be directed to the undersigned at (215) 405-5724.

Sincerely,

/s/ Katherine A. Corey
Katherine A. Corey

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP